Tax Benefit (expense) Allocated to each Component of Other Comprehensive Income (loss) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Other Comprehensive Income (Loss), Tax [Abstract]
Other comprehensive income before reclassification	¥ (3)	$ 0	¥ (59)	¥ (280)
Amounts reclassified from accumulated other comprehensive income	0	0	83	402
Net current-period other comprehensive (loss) income	¥ (3)	$ 0	¥ 24	¥ 122